Related party transactions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Related party transactions
Wages and benefits paid		$ 417,810		$ 593,116		$ 264,178
Research and development fees		200,229		238,813		84,416
Directors' fees paid or accrued		182,675		127,053		33,492
Professional fees	$ 514,263		$ 454,071		$ 226,374
Payable to directors of the company		6,805		14,914
IFRS Chief Executive Officer
Related party transactions
Consulting fees				3,512		0
Payable to directors of the company				28,846
Former Chief Financial Officer
Related party transactions
Payable to directors of the company				10,904
IFRS Chief Financial Officer
Related party transactions
Professional fees		76,201				46,962
Payable to directors of the company		14,631
Chief Medical Officer
Related party transactions
Payable to directors of the company		8,000		50,000
Chief Business Officer
Related party transactions
Consulting fees		280,000		44,946		0
Payable to directors of the company		15,000		25,000
IFRS Director
Related party transactions
Consulting fees		0				44,179
IFRS Board Of Directors Chairman
Related party transactions
Directors' fees paid or accrued		$ 133,967		$ 68,617		$ 0